Other Non-Current Liabilities	12 Months Ended
Jun. 30, 2023
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Other Non-Current Liabilities	Other non-current liabilities

	SA Rand
Figures in million	2023	2022
Sibanye Beatrix ground swap royalty[1]	22	18
Lease liability – non-current[2]	310	245
Provision for Harmony Education Benefit Fund	5	5
Total non-current liabilities	337	268
[1] The increase in royalty provision is because of an increase in gold prices and a decrease in the discount rate for Joel.
[2] Refer to note 28 for an analysis of the lease liability.